ACCUMULATED OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2014
ACCUMULATED OTHER COMPREHENSIVE INCOME [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME
20.	ACCUMULATED OTHER COMPREHENSIVE INCOME

The movement of accumulated other comprehensive income is as follows:

	As of December 31
	2012	2013	2014
Beginning balance	12,850	11,394	11,387
Foreign currency translation adjustment	12	(7)	69
Reclassification of unrealized gain on marketable equity securities into earnings	(1,468)	-	-
Deferred income received from disposal of a subsidiary	-	-	(1,267)
Ending balance	11,394	11,387	10,189